UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06040

Nuveen Municipal Market Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Municipal Market Opportunity Fund, Inc. (NMO)
	July 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 144.8% (98.3% of Total Investments)

	MUNICIPAL BONDS – 144.5% (99.1% of Total Investments)

	Alaska – 2.4% (1.6% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
$ 5,000	5.000%, 6/01/32	10/16 at 100.00	B3	$ 4,935,100
13,025	5.000%, 6/01/46	10/16 at 100.00	B3	12,894,490
18,025	Total Alaska			17,829,590
	Arizona – 1.0% (0.7% of Total Investments)
3,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series	7/20 at 100.00	A+	3,391,740
	2010A, 5.000%, 7/01/40
4,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	No Opt. Call	Aa1	4,245,920
	Revenue Bonds, Series 2008A, 5.000%, 1/01/25
7,000	Total Arizona			7,637,660
	California – 16.1% (11.0% of Total Investments)
3,450	Antelope Valley Joint Union High School District, Los Angeles and Kern Counties, California,	No Opt. Call	A1	2,324,817
	General Obligation Bonds, Series 2004B, 0.000%, 8/01/29 – NPFG Insured
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,
	Series 2009F-1:
2,500	5.125%, 4/01/39 (Pre-refunded 4/01/19)	4/19 at 100.00	AA (4)	2,800,125
2,500	5.625%, 4/01/44 (Pre-refunded 4/01/19)	4/19 at 100.00	AA (4)	2,833,225
8,000	Beverly Hills Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	Aaa	5,372,560
	Bonds, Series 2009, 0.000%, 8/01/33
7,845	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	B3	7,981,738
	Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36
2,910	California Department of Water Resources, Central Valley Project Water System Revenue Bonds,	12/18 at 100.00	AA+ (4)	3,213,135
	Series 2009-AF, 5.000%, 12/01/29 (Pre-refunded 12/01/18)
2,090	California Department of Water Resources, Central Valley Project Water System Revenue Bonds,	12/18 at 100.00	AAA	2,304,915
	Series 2009-AF, 5.000%, 12/01/29
1,350	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount	No Opt. Call	A2	665,631
	University, Series 2001A, 0.000%, 10/01/39 – NPFG Insured
1,630	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/23 at 100.00	A+	1,966,008
	2013I, 5.000%, 11/01/38
2,500	California State, General Obligation Bonds, Refunding Various Purpose Series 2012,	No Opt. Call	AA–	2,510,350
	5.000%, 9/01/16
	California State, General Obligation Bonds, Various Purpose Series 2010:
7,000	5.250%, 3/01/30	3/20 at 100.00	AA–	8,008,770
4,250	5.250%, 11/01/40	11/20 at 100.00	AA–	4,952,313
2,500	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System	11/20 at 100.00	AA–	2,885,600
	Obligated Group, Series 2010, 5.250%, 11/01/30
1,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	1,702,179
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
10,445	Castaic Lake Water Agency, California, Certificates of Participation, Water System Improvement	No Opt. Call	AA+	7,456,581
	Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
13,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	No Opt. Call	AA	11,053,665
	Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – AGM Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
6,325	4.500%, 6/01/27	6/17 at 100.00	B	6,438,281
1,640	5.000%, 6/01/33	6/17 at 100.00	B–	1,652,841
1,000	5.125%, 6/01/47	6/17 at 100.00	B–	1,000,250
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	Aa2	1,546,125
	Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured
1,500	Lincoln Unified School District, Placer County, California, Community Facilities District 1,	No Opt. Call	N/R	1,003,110
	Special Tax Bonds, Series 2005, 0.000%, 9/01/26 – AMBAC Insured
490	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Second	10/16 at 100.00	N/R (4)	491,759
	Series 1993, 4.750%, 10/15/20 (ETM)
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Series	10/16 at 100.00	N/R (4)	999,119
	1994, 5.375%, 2/15/34 (ETM)
1,160	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	1,020,730
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (5)
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	3,280,684
	2009B, 6.500%, 11/01/39
14,100	New Haven Unified School District, California, General Obligation Bonds, Refunding Series	No Opt. Call	AA	8,391,333
	2009, 0.000%, 8/01/34 – AGC Insured
2,500	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	AA	1,782,800
	Bonds, Election of 2002 Series 2005B, 0.000%, 8/01/29
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation	No Opt. Call	AA	734,500
	Bonds, Series 2005B, 0.000%, 8/01/29 – AGM Insured
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	5,438,350
	6.000%, 11/01/30
	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election
	of 2004, Series 2007A:
2,000	0.000%, 8/01/24 – NPFG Insured	No Opt. Call	AA–	1,649,660
4,795	5.000%, 8/01/32 – NPFG Insured	8/17 at 100.00	AA–	4,980,231
2,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	2,061,940
	Center, Refunding Series 2007A, 5.000%, 7/01/47
15,750	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997	No Opt. Call	AA	7,113,488
	Election Series 2012G, 0.000%, 8/01/39 – AGM Insured
6,570	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding	No Opt. Call	AA	1,571,347
	Series 2015, 0.000%, 8/01/47
145,545	Total California			119,188,160
	Colorado – 9.5% (6.5% of Total Investments)
3,220	Adams and Weld Counties School District 27J, Brighton, Colorado, General Obligation Bonds,	12/25 at 100.00	Aa2	3,934,679
	Series 2015, 5.000%, 12/01/40
1,085	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB–	1,090,490
	SYNCORA GTY Insured
11,750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	13,095,963
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
3,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center,	9/17 at 100.00	BBB+	3,360,598
	Series 2007, 5.125%, 9/15/29
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
6,200	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	AA–	5,564,128
10,145	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	AA–	6,813,991
16,060	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	9,744,726
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,800	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	AA–	2,281,748
13,300	0.000%, 9/01/31 – NPFG Insured	9/20 at 53.77	AA–	6,262,305
6,250	0.000%, 9/01/32 – NPFG Insured	9/20 at 50.83	AA–	2,779,188
10,000	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	AA–	3,623,900
10,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	BBB+	11,841,700
	Activity Bonds, Series 2010, 6.500%, 1/15/30
95,060	Total Colorado			70,393,416
	District of Columbia – 1.4% (0.9% of Total Investments)
10,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	A1	10,057,200
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
	Florida – 4.9% (3.4% of Total Investments)
450	Alachua County Health Facilities Authority, Florida, Revenue Bonds, Shands Teaching Hospital	No Opt. Call	AA–	457,884
	and Clinics Inc., Series 1996A, 6.250%, 12/01/16 – NPFG Insured
2,080	Brevard County School Board, Florida, Certificates of Participation, Series 2007C, 5.000%,	7/17 at 100.00	Aa3 (4)	2,166,299
	7/01/21 (Pre-refunded 7/01/17) – AMBAC Insured
1,915	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008, Tender	1/17 at 100.00	Aaa	2,005,465
	Option Bond Trust 2016-XG0011, 8.295%, 7/01/32 (Alternative Minimum Tax) (IF) (6)
2,865	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/24 at 100.00	A+	3,395,999
	Subordinate Lien Series 2015B, 5.000%, 10/01/44
3,810	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic	2/24 at 100.00	AA	4,509,630
	Convention Village, Series 2015A, 5.000%, 2/01/40 – AGM Insured
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding	10/24 at 100.00	A	1,205,870
	Series 2014B, 5.000%, 10/01/37
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A	2,876,900
	2010A-1, 5.375%, 10/01/41
3,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	3,477,120
	5.000%, 10/01/26
2,780	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health,	10/26 at 100.00	A	3,013,186
	Inc., Series 2016B, 4.000%, 10/01/45
5,085	Orange County, Florida, Tourist Development Tax Revenue Bonds, Refunding Series 2007, 4.750%,	No Opt. Call	AA	5,299,740
	10/01/29 – FGIC Insured
4,000	Orlando, Florida, Tourist Development Tax Revenue Bonds, Senior Lien 6th Cent Contract	11/17 at 100.00	AA	4,199,040
	Payments, Series 2008A, 5.250%, 11/01/23 – AGC Insured
3,500	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	3,626,805
	Obligation Group, Refunding Series 2007, 5.000%, 8/15/37
32,985	Total Florida			36,233,938
	Georgia – 1.8% (1.3% of Total Investments)
2,040	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/35	5/25 at 100.00	AA–	2,499,857
10,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/41 at 100.00	AA–	11,139,300
	Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45
12,040	Total Georgia			13,639,157
	Guam – 0.0% (0.0% of Total Investments)
165	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43	10/23 at 100.00	BBB	202,000
	(Alternative Minimum Tax)
	Illinois – 15.8% (10.8% of Total Investments)
4,595	Bolingbrook, Illinois, General Obligation Refunding Bonds, Refunding Series 2002B, 0.000%,	No Opt. Call	AA–	2,792,703
	1/01/32 – FGIC Insured
1,470	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series	12/21 at 100.00	B+	1,354,973
	2011A, 5.000%, 12/01/41
4,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series	12/25 at 100.00	B+	4,241,280
	2016A, 7.000%, 12/01/44
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1999A:
4,600	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	AA–	4,044,734
1,000	5.500%, 12/01/26 – FGIC Insured	No Opt. Call	AA–	1,153,420
1,985	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien	1/23 at 100.00	A	2,384,581
	Refunding Series 2013B, 5.000%, 1/01/26
600	Chicago, Illinois, General Obligation Bonds, Refunding Series 2005A, 5.000%, 1/01/17 –	10/16 at 100.00	AA	602,214
	AGM Insured
5,540	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2008A, 5.000%, 1/01/38 – AGC Insured	1/18 at 100.00	AA	5,789,355
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA–	7,832,223
3,040	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A	3,221,762
	5.500%, 2/01/40 – AMBAC Insured
1,750	Illinois Finance Authority, Revenue Bonds, Hospital Sisters Services Inc., Series 2007,	No Opt. Call	AA–	1,794,905
	5.000%, 3/15/26
3,000	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	AA–	3,309,780
3,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial HealthCare, Series 2013,	No Opt. Call	AA+	3,296,910
	4.000%, 8/15/33
5,390	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	6,272,559
	6.000%, 5/15/39
1,970	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%,	11/17 at 100.00	A (4)	2,101,872
	11/15/37 (Pre-refunded 11/15/17)
1,545	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C, 5.000%,	2/27 at 100.00	BBB	1,765,379
	2/15/36 (WI/DD, Settling 8/16/16)
2,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB	2,402,120
3,200	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B,	5/18 at 100.00	AA	3,421,728
	5.000%, 5/15/24 – AGM Insured
5,590	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/18 at 100.00	BBB+	5,949,213
	Refunding Series 2008A, 5.500%, 8/15/30
410	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/25 at 100.00	Baa1	474,354
	Refunding Series 2015C, 5.000%, 8/15/44
2,795	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	3,243,122
	5.000%, 1/01/38
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	12/25 at 100.00	BBB	5,880,550
	Series 2015A, 5.500%, 6/15/53
2,330	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	BBB	2,466,025
	Project, Refunding Series 2010B-2, 5.000%, 6/15/50
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
6,500	0.000%, 6/15/25 – NPFG Insured (5)	6/22 at 101.00	AA–	7,370,350
3,700	0.000%, 6/15/30 – NPFG Insured	No Opt. Call	AA–	2,265,843
3,280	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	AA–	1,450,974
11,715	0.000%, 12/15/38 – NPFG Insured	No Opt. Call	AA–	4,876,720
2,080	Midlothian, Illinois, General Obligation Bonds, Series 2010A, 5.250%, 2/01/34 – AGM Insured	2/20 at 100.00	AA	2,244,694
2,300	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	3,260,526
	Illinois, General Obligation Bonds, Series 2000A, 6.500%, 7/01/30 – NPFG Insured
3,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2007, 5.000%, 3/01/22	3/17 at 100.00	AA– (4)	3,078,450
	(Pre-refunded 3/01/17) – NPFG Insured
7,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/31	3/25 at 100.00	A	8,368,850
2,685	Sterling, Whiteside County, Illinois, General Obligation Bonds, Recovery Zone Facility Series	5/20 at 100.00	AA	3,062,914
	2010A, 5.250%, 5/01/31 – AGM Insured
2,000	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	2,476,980
	6.250%, 10/01/38
2,550	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation	No Opt. Call	AA–	2,205,980
	Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/22 – NPFG Insured
780	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation	No Opt. Call	AA– (4)	714,581
	Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/22 – NPFG Insured (ETM)
119,500	Total Illinois			117,172,624
	Indiana – 3.7% (2.6% of Total Investments)
4,030	Indiana Finance Authority, Health System Revenue Bonds, Sisters of Saint Francis Health	11/19 at 100.00	AA	4,535,725
	Services, Inc. Obligated Group, Series 2009, 5.250%, 11/01/39
5,000	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	5,242,650
	2012A, 4.000%, 5/01/35
1,875	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group,	6/25 at 100.00	AA	2,042,381
	Refunding 2015A, 4.000%, 12/01/40
2,050	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB+	2,297,722
	Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)
6,290	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	AA	7,116,758
	5.250%, 12/01/38
1,600	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB–	1,747,712
	Series 2014, 5.000%, 9/01/46 (Alternative Minimum Tax)
2,500	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42	1/17 at 100.00	AA– (4)	2,546,900
	(Pre-refunded 1/01/17) – NPFG Insured
2,000	Michigan City School Building Corporation, Porter and LaPorte Counties, Indiana, First	7/17 at 100.00	AA–	2,082,100
	Mortgage Bonds, Series 2007, 5.000%, 1/15/25 – NPFG Insured
25,345	Total Indiana			27,611,948
	Iowa – 1.9% (1.3% of Total Investments)
7,255	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/18 at 100.00	B+	7,551,077
	Project, Series 2013, 5.500%, 12/01/22
5,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	5,041,900
	5.600%, 6/01/34
	Xenia Rural Water District, Iowa, Water Revenue Bonds, Refunding Capital Loan Note Series 2016:
300	5.000%, 12/01/36 (WI/DD, Settling 9/06/16)	12/26 at 100.00	AA+	353,982
1,000	5.000%, 12/01/41 (WI/DD, Settling 9/06/16)	12/26 at 100.00	BBB+	1,170,300
13,555	Total Iowa			14,117,259
	Kansas – 0.9% (0.6% of Total Investments)
3,000	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt	5/22 at 100.00	AA	3,589,320
	Obligated Group, Series 2012A, 5.000%, 11/15/28
3,125	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	3,142,469
	Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured
15	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	11,461
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
6,140	Total Kansas			6,743,250
	Kentucky – 0.1% (0.1% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA	1,075,470
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured
	Louisiana – 0.6% (0.4% of Total Investments)
3,885	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/26 at 100.00	A–	4,238,302
	Refunding Series 2016, 4.000%, 5/15/41
	Maryland – 0.9% (0.6% of Total Investments)
4,410	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	4,449,029
	Development, Residential Revenue Bonds, Series 2007D, 4.900%, 9/01/42 (Alternative
	Minimum Tax)
2,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015,	6/25 at 100.00	AA	2,411,860
	5.000%, 12/01/44
6,410	Total Maryland			6,860,889
	Massachusetts – 0.4% (0.3% of Total Investments)
2,280	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	2,717,258
	2013A, 5.000%, 5/15/43
	Michigan – 7.6% (5.2% of Total Investments)
3,000	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	3,279,570
	4.500%, 11/01/23
2,830	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	AA–	3,643,002
	7/01/29 – FGIC Insured
	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D:
4,000	5.000%, 7/01/32 – AGM Insured	10/16 at 100.00	AA	4,016,240
5,000	4.625%, 7/01/32 – AGM Insured	10/16 at 100.00	AA	5,017,950
1,300	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/22 at 100.00	A–	1,466,400
	Sewerage Department Water Supply System Local Project, Series 2014C-1, 5.000%, 7/01/44
3,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015,	6/22 at 100.00	AA	3,538,860
	5.000%, 12/01/31
17,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I,	10/25 at 100.00	Aa2	20,948,588
	5.000%, 4/15/31
5,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A–	5,711,650
	Refunding Series 2009, 5.750%, 11/15/39
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	B2	3,148,851
	Series 2008A, 6.875%, 6/01/42
2,890	Oakland University, Michigan, General Revenue Bonds, Series 2012, 5.000%, 3/01/42	No Opt. Call	A1	3,316,593
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	1,333,253
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
1,100	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	12/25 at 100.00	A	1,297,615
	Airport, Series 2015D, 5.000%, 12/01/45
49,320	Total Michigan			56,718,572
	Minnesota – 0.3% (0.2% of Total Investments)
1,535	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016, 5.000%, 10/01/47	10/26 at 100.00	BBB+	1,863,383
	(WI/DD, Settling 8/25/16)
	Mississippi – 1.1% (0.7% of Total Investments)
3,660	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/16 at 100.00	BBB	3,776,754
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
3,855	Mississippi State, General Obligation Bonds, Refunding Series 2006D, 5.000%, 11/01/21	11/17 at 100.00	AA (4)	4,073,232
	(Pre-refunded 11/01/17) – NPFG Insured
7,515	Total Mississippi			7,849,986
	Missouri – 3.8% (2.6% of Total Investments)
	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Series 2016:
2,470	4.000%, 8/01/33 (WI/DD, Settling 8/11/16)	8/26 at 100.00	A2	2,673,750
3,000	4.000%, 8/01/38 (WI/DD, Settling 8/11/16)	8/26 at 100.00	A	3,199,530
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
8,150	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	6,154,391
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	AA–	3,328,650
6,930	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	8,003,457
	CoxHealth, Series 2013A, 5.000%, 11/15/48
1,395	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/31 – NPFG Insured	12/16 at 100.00	A	1,414,209
3,605	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/31	12/16 at 100.00	AA– (4)	3,666,754
	(Pre-refunded 12/15/16)
30,550	Total Missouri			28,440,741
	Nebraska – 2.2% (1.5% of Total Investments)
2,620	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A	2,957,770
	5.000%, 9/01/42
1,400	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A–	1,645,854
	Methodist Health System, Refunding Series 2015, 5.000%, 11/01/48
11,690	Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, Series 2007,	2/17 at 100.00	A2	11,911,993
	5.000%, 2/01/35 – AMBAC Insured
15,710	Total Nebraska			16,515,617
	Nevada – 7.5% (5.1% of Total Investments)
3,000	Clark County Water Reclamation District, Nevada, General Obligation Water Bonds, Series 2009A,	No Opt. Call	AAA	3,370,440
	5.250%, 7/01/38
15,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	17,369,098
11,665	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	13,114,610
	International Airport, Series 2010A, 5.250%, 7/01/42
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015:
5,000	5.000%, 6/01/32	12/24 at 100.00	Aa1	6,168,300
3,000	5.000%, 6/01/39	12/24 at 100.00	Aa1	3,641,790
3,760	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2005B, 0.000%, 6/01/37 – FGIC Insured	6/24 at 49.90	AA–	1,333,446
10,000	Reno, Nevada, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2007A, 5.250%,	7/17 at 100.00	AA+	10,366,500
	7/01/31 – BHAC Insured (UB) (6)
51,425	Total Nevada			55,364,184
	New Hampshire – 0.5% (0.3% of Total Investments)
3,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	3,394,770
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 6.8% (4.6% of Total Investments)
1,100	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	1,275,890
	Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)
2,550	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	10/16 at 100.00	AA–	2,577,923
	2004A, 5.250%, 7/01/33 – NPFG Insured
4,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	3/21 at 100.00	A–	4,425,400
	Bonds, Refunding Series 2011GG, 5.000%, 9/01/22
18,400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 35.47	A–	6,428,040
	Care System, Refunding Series 2006B, 0.000%, 7/01/37
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A–	9,417,000
	2006C, 0.000%, 12/15/35 – AMBAC Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA:
2,250	5.000%, 6/15/29	6/23 at 100.00	A–	2,507,940
7,500	5.500%, 6/15/39	6/23 at 100.00	A–	8,497,725
1,720	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA,	6/25 at 100.00	A–	1,869,107
	4.750%, 6/15/38
5,065	New Jersey Turnpike Authority, Revenue Bonds, Growth and Income Securities, Series 2004B,	1/17 at 100.00	A+ (4)	5,165,844
	5.150%, 1/01/35 (Pre-refunded 1/01/17) – AMBAC Insured
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%,	No Opt. Call	Aa3	2,429,340
	9/01/25 – NPFG Insured
910	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	Aa3	1,074,119
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
1,500	5.000%, 6/01/29	6/17 at 100.00	B	1,516,230
3,000	5.000%, 6/01/41	6/17 at 100.00	B–	2,968,230
70,995	Total New Jersey			50,152,788
	New York – 6.5% (4.5% of Total Investments)
7,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	2,007,250
	Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/45
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,304,020
	2011A, 5.250%, 2/15/47
1,110	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	1,135,208
	2/15/47 – FGIC Insured
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/22 at 100.00	AA–	3,043,350
	Series 2012F, 5.000%, 11/15/26
3,500	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	AA	4,174,030
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/30
240	New York City Industrial Development Agency, New York, American Airlines-JFK International	No Opt. Call	N/R (4)	240,094
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative
	Minimum Tax) (ETM)
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	10/16 at 100.00	AA	5,024
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
10	5.000%, 8/01/17	10/16 at 100.00	AA	10,038
80	5.750%, 8/01/18	10/16 at 100.00	AA	80,354
6,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	6,903,660
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
4,385	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	No Opt. Call	A+	5,310,103
	Center Project, Series 2011, 5.750%, 11/15/51
8,550	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	Baa1	9,887,733
	Terminal LLC Project, Eighth Series 2010, 5.500%, 12/01/31
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/16 at 100.00	AA–	10,220,100
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	5/25 at 100.00	AA–	3,027,925
	Series 2015A, 5.000%, 11/15/50
47,880	Total New York			48,348,889
	North Carolina – 0.8% (0.6% of Total Investments)
1,495	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	N/R (4)	1,564,981
	Health System, Series 2007, 4.500%, 10/01/31 (Pre-refunded 10/01/17) (UB)
2,505	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA–	2,602,394
	Health System, Series 2007, 4.500%, 10/01/31 (UB)
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	1/19 at 100.00	AA	2,096,137
	5.750%, 1/01/39 – AGC Insured
5,900	Total North Carolina			6,263,512
	North Dakota – 0.3% (0.2% of Total Investments)
1,500	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	1,828,815
	6.000%, 11/01/28
	Ohio – 8.9% (6.1% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
4,545	5.375%, 6/01/24	6/17 at 100.00	B–	4,494,641
1,340	5.125%, 6/01/24	6/17 at 100.00	B–	1,323,505
1,695	5.875%, 6/01/30	6/17 at 100.00	B–	1,695,170
6,265	5.750%, 6/01/34	6/17 at 100.00	B–	6,236,808
4,300	6.000%, 6/01/42	6/17 at 100.00	B–	4,300,989
1,500	6.500%, 6/01/47	6/17 at 100.00	B–	1,533,870
4,750	5.875%, 6/01/47	6/17 at 100.00	B–	4,747,530
3,110	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	3,177,425
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010,	11/20 at 100.00	A	7,028,220
	5.250%, 11/01/29
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Refunding	12/16 at 100.00	AA+	10,100,700
	Series 2006, 4.250%, 12/01/32 – AGM Insured
5,500	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	6,131,235
	Project, Series 2009E, 5.625%, 10/01/19
3,000	Ohio State, General Obligation Bonds, Higher Education, Series 2015C, 2.000%, 11/01/16	No Opt. Call	AA+	3,012,780
7,500	Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic Health System Obligated Group,	1/19 at 100.00	Aa2	8,330,475
	Refunding Series 2009A, 5.500%, 1/01/39
3,690	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	4,280,548
	2013A-1, 5.000%, 2/15/48
63,195	Total Ohio			66,393,896
	Oklahoma – 0.2% (0.2% of Total Investments)
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA– (4)	1,832,584
	Center, Series 2008B, 5.250%, 8/15/38 (Pre-refunded 8/15/18)
	Pennsylvania – 6.4% (4.4% of Total Investments)
3,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of	8/19 at 100.00	Aa3	3,395,670
	Pittsburgh Medical Center, Series 2009A, 5.625%, 8/15/39
1,880	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	1/17 at 100.00	Ba1	1,887,595
	Refunding Bonds, Series 1997A, 6.200%, 7/01/19
2,690	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint.	8/26 at 100.00	AA–	2,872,382
	Luke’s University Health Network Project, Series 2016A, 4.000%, 8/15/40
6,975	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA–	8,132,711
	Bonds, Series 2010A, 5.500%, 12/01/34
3,115	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/22 at 100.00	AA–	3,652,493
	Revenue, Series 2013A, 5.000%, 12/01/36
10,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%,	6/26 at 100.00	AA	13,459,900
	6/01/33 – AGM Insured
11,890	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	N/R (4)	13,749,118
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)
39,550	Total Pennsylvania			47,149,869
	Puerto Rico – 0.7% (0.5% of Total Investments)
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/24 –	No Opt. Call	AA–	1,051,720
	NPFG Insured
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	10/16 at 100.00	AA–	4,332,594
	4.500%, 12/01/23
5,300	Total Puerto Rico			5,384,314
	Rhode Island – 0.1% (0.1% of Total Investments)
535	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/26 at 100.00	A–	629,144
	Lifespan Obligated Group, Refunding Series 2016, 5.000%, 5/15/39 (WI/DD, Settling 8/11/16)
	South Carolina – 2.5% (1.7% of Total Investments)
5,700	Horry County School District, South Carolina, General Obligation Bonds, Series 2006A, 5.000%,	9/16 at 100.00	Aa1 (4)	5,722,743
	3/01/23 (Pre-refunded 9/01/16) – AGM Insured
3,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	AA–	3,046,800
	Refunding Series 2011B, 5.000%, 12/01/16
5,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &	6/25 at 100.00	AA–	5,851,600
	Improvement Series 2015A, 5.000%, 12/01/55
3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A,	6/24 at 100.00	AA–	4,165,832
	5.500%, 12/01/54
17,155	Total South Carolina			18,786,975
	South Dakota – 0.1% (0.1% of Total Investments)
545	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/25 at 100.00	BBB+	647,765
	Series 2015, 5.000%, 11/01/45
	Tennessee – 0.4% (0.3% of Total Investments)
2,125	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A–	2,443,176
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
260	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	7/26 at 100.00	A+	312,871
	Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46
2,385	Total Tennessee			2,756,047
	Texas – 13.2% (9.1% of Total Investments)
1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Series	No Opt. Call	AA–	668,590
	2002, 0.000%, 8/15/32 – FGIC Insured
2,080	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 5.750%,	1/21 at 100.00	BBB+ (4)	2,518,901
	1/01/31 (Pre-refunded 1/01/21)
2,190	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	A3	2,604,173
	5.000%, 1/01/40
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties, Texas,	No Opt. Call	Aaa	2,284,425
	General Obligation Bonds, Series 2005A, 0.000%, 2/01/23
13,680	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien	10/23 at 100.00	AA+	16,010,249
	Series 2013B, 5.000%, 4/01/53
2,320	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston	6/25 at 100.00	AA	2,771,240
	Methodist Hospital System, Series 2015, 5.000%, 12/01/45
3,070	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	3,144,724
	NPFG Insured
3,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding	11/31 at 35.81	AA	632,880
	Senior Lien Series 2014A, 0.000%, 11/15/52 – AGM Insured
2,400	Houston, Texas, Airport System Revenue Bonds, Refunding Senior Lien Series 2009A,	7/18 at 100.00	AA–	2,614,008
	5.500%, 7/01/39
2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2011A,	No Opt. Call	AA	2,350,060
	5.250%, 11/15/30
1,715	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	1,010,495
	Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured
3,035	Irving Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding	No Opt. Call	AAA	3,026,836
	Series 2015A, 0.000%, 2/15/17
2,725	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/25 at 100.00	AAA	3,337,635
	Bonds, Refunding Series 2015A, 5.000%, 8/15/40
4,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation	1/25 at 100.00	A1	5,297,600
	Series 2008I, 6.500%, 1/01/43
2,125	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D,	No Opt. Call	AA	1,535,483
	0.000%, 1/01/28 – AGC Insured
4,105	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B,	1/23 at 100.00	BBB+	4,816,684
	5.000%, 1/01/40
4,410	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A,	1/25 at 100.00	A2	5,294,470
	5.000%, 1/01/34
3,295	Tarrant County Cultural Education Facilities Finance Corporation, Texas Health Resources	No Opt. Call	AA	3,575,899
	Revenue Bonds, Tender Option Bond Trust 1762, 16.277%, 8/15/16 (IF)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue
	Bonds, Scott & White Healthcare Project, Series 2010:
215	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	254,855
2,675	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	AA– (4)	3,176,723
815	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	5/26 at 100.00	A	893,118
	Bonds, Scott & White Healthcare Project, Series 2016A, 4.000%, 11/15/42
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
7,925	5.000%, 12/15/28	No Opt. Call	A3	9,212,892
1,600	5.000%, 12/15/32	No Opt. Call	A3	1,814,240
2,500	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement Series	No Opt. Call	AAA	2,981,575
	2012A, 5.000%, 4/01/31
5,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	5,825,200
	Refunding Series 2012A, 5.000%, 8/15/41
7,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	8,168,090
	Refunding Series 2015C, 5.000%, 8/15/37
2,315	Wichita Falls Independent School District, Wichita County, Texas, General Obligation Bonds,	2/17 at 100.00	AAA	2,367,967
	Series 2007, 5.000%, 2/01/23 (Pre-refunded 2/01/17)
89,695	Total Texas			98,189,012
	Utah – 0.6% (0.4% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,302,820
2,000	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 6/15/25 – NPFG Insured	No Opt. Call	AA–	1,346,200
5,000	Total Utah			4,649,020
	Virginia – 4.7% (3.2% of Total Investments)
900	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A2	1,058,283
	System Obligated Group, Series 2013, 5.000%, 11/01/30
21,500	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	10/26 at 100.00	AA	29,230,750
	Revenue Bonds, Series 2009C, 0.000%, 10/01/41 – AGC Insured
3,600	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB	4,178,088
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
26,000	Total Virginia			34,467,121
	Washington – 4.2% (2.9% of Total Investments)
970	Cowlitz County, Washington, Special Sewerage Revenue Refunding Bonds, CSOB Wastewater	No Opt. Call	AA–	978,730
	Treatment Facilities, Series 2002, 5.500%, 11/01/16 – FGIC Insured
2,575	King County Public Hospital District 1, Washington, General Obligation Bonds, Refunding	No Opt. Call	AA	2,758,392
	Limited Tax Series 2008A, 5.000%, 12/01/37 – AGC Insured
3,910	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2015A, 5.000%, 5/01/17	No Opt. Call	AA–	4,043,800
8,000	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System,	8/18 at 100.00	AA (4)	8,757,760
	Series 2008A, 5.250%, 8/15/34 (Pre-refunded 8/15/18) – AGM Insured
5,970	Washington State, General Obligation Bonds, Various Purpose Series 2017A, 5.000%, 8/01/33	8/26 at 100.00	AA+	7,518,917
9,000	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003C, 0.000%,	No Opt. Call	AA+	7,137,990
	6/01/28 – FGIC Insured
30,425	Total Washington			31,195,589
	West Virginia – 0.5% (0.3% of Total Investments)
3,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	3,567,000
	System Obligated Group, Refunding & Improvement Series 2013A, 5.375%, 6/01/38
	Wisconsin – 2.6% (1.8% of Total Investments)
5,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health	5/26 at 100.00	AA+	5,712,408
	Alliance Senior Credit Group, Series 2016A, 4.000%, 11/15/46
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,
	Series 2012B:
1,000	5.000%, 2/15/27	2/22 at 100.00	A–	1,171,080
1,000	5.000%, 2/15/28	2/22 at 100.00	A–	1,166,620
10,070	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	11,384,437
	5.750%, 5/01/33
17,270	Total Wisconsin			19,434,545
	Wyoming – 0.6% (0.4% of Total Investments)
4,080	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A+	4,609,747
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
$ 1,090,075	Total Municipal Bonds (cost $940,831,466)			1,072,152,006

Shares	Description (1)				Value
	COMMON STOCKS – 0.3% (0.2% of Total Investments)

	Airlines – 0.3% (0.2% of Total Investments)
53,589	American Airlines Group Inc., (7)				$ 1,902,410
	Total Common Stocks (cost $1,552,724)				1,902,410

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 669	Las Vegas Monorail Company, Senior Interest Bonds (8), (9)	5.500%	7/15/19	N/R	$ 200,812
178	Las Vegas Monorail Company, Senior Interest Bonds (8), (9)	5.500%	7/15/55	N/R	53,404
847	Total Corporate Bonds (cost $75,979)				254,216
$ 1,090,922	Total Long-Term Investments (cost $942,460,169)				1,074,308,632

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.1% (0.7% of Total Investments)

	Arizona – 0.7% (0.4% of Total Investments)
$ 5,000	Phoenix Industrial Development Authority, Arizona, Health Care Facilities Revenue Bonds,	0.370%	11/15/52	A-1+	$ 5,000,000
	Mayo Clinic, Series 2014B (10)
	Minnesota – 0.4% (0.3% of Total Investments)
3,000	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Allina	0.420%	11/15/34	A-1+	3,000,000
	Health System, Series 2007C1 (10)
$ 8,000	Total Short-Term Investments (cost $8,000,000)				8,000,000
	Total Investments (cost $950,460,169)				1,082,308,632
	Floating Rate Investments – (1.3)%				(9,500,000)
	Variable Rate Demand Preferred Shares, at Liquidation Preference – (47.3)% (11)				(350,900,000)
	Other Assets Less Liabilities – 2.7%				20,111,216
	Net Assets Applicable to Common Shares – 100%				$ 742,019,848

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,072,152,006	$ —	$1,072,152,006
Common Stocks	1,902,410	—	—	1,902,410
Corporate Bonds	—	—	254,216	254,216
Short-Term Investments:
Municipal Bonds	—	8,000,000	—	8,000,000
Total	$1,902,410	$1,080,152,006	$254,216	$1,082,308,632

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2016, the cost of investments was $938,983,598.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2016, were as follows:

Gross unrealized:
Appreciation	$134,295,197
Depreciation	(470,178)
Net unrealized appreciation (depreciation) of investments	$133,825,019

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
("Standard & Poor's"), Moody’s Investor Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc.
(“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the
5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(10)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(11)	Variable Rate Demand Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 32.4%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Market Opportunity Fund, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2016